Note 14 - Financial Instruments (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 22, 2025	Mar. 31, 2025	Sep. 30, 2023
Fair Value, Recurring [Member]
Derivative Assets (Liabilities), at Fair Value, Net		$ (557)
Fair Value, Inputs, Level 2 [Member]
Derivative Assets (Liabilities), at Fair Value, Net		(557)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Derivative Assets (Liabilities), at Fair Value, Net		(557)
Costamare Bulkers Holdings Limited Predecessor [Member]
Impairment, Long-Lived Asset, Held-for-Use	$ 179	$ 179	$ 0	$ 434
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Recurring [Member]
Derivative Assets (Liabilities), at Fair Value, Net			(19,295)
Costamare Bulkers Holdings Limited Predecessor [Member] | One Dry Bulk Vessel [Member]
Impairment, Long-Lived Asset, Held-for-Use	$ 179
Costamare Bulkers Holdings Limited Predecessor [Member] | Two Dry Bulk Vessels [Member]
Impairment, Long-Lived Asset, Held-for-Use				434
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Assets (Liabilities), at Fair Value, Net			(19,295)
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Derivative Assets (Liabilities), at Fair Value, Net			$ (19,295)
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member] | Resource [Member] | Fair Value, Recurring [Member]
Property, Plant, and Equipment, Fair Value Disclosure					$ 7,801
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member] | Konstantinos and Progress [Member] | Fair Value, Recurring [Member]
Property, Plant, and Equipment, Fair Value Disclosure				20,790
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member] | One Dry Bulk Vessel [Member] | Fair Value, Recurring [Member]
Property, Plant, and Equipment, Fair Value Disclosure						$ 10,750
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member] | Two Dry Bulk Vessels [Member] | Fair Value, Recurring [Member]
Property, Plant, and Equipment, Fair Value Disclosure				$ 10,250			$ 14,000